UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: December 31
Date of reporting period: March 31, 2007

ITEM 1.	SCHEDULES OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH PORTFOLIO
LEGG MASON PARTNERS VARIABLE EQUITY INDEX PORTFOLIO
FORM N-Q
MARCH 31, 2007

LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH PORTFOLIO
Schedules of Investments (unaudited)
March 31, 2007

Shares	Security	Value

COMMON STOCKS — 94.7%
CONSUMER DISCRETIONARY — 19.3%
Media — 19.1%
77,320	Cablevision Systems Corp., New York Group, Class A Shares *	$2,352,848
4,826	CBS Corp., Class B Shares	147,627
6,175	Comcast Corp., Class A Shares *	160,241
155,287	Comcast Corp., Special Class A Shares *	3,955,160
11,540	Discovery Holding Co., Class A Shares *	220,760
2,479	Liberty Global Inc., Series A Shares *	81,633
2,514	Liberty Global Inc., Series C Shares *	77,029
8,020	Liberty Media Holding Corp., Capital Group, Series A Shares *	886,932
37,600	Liberty Media Holding Corp., Interactive Group, Series A Shares *	895,632
214,795	Sirius Satellite Radio Inc. *	687,344
197,200	Time Warner Inc.	3,888,784
4,826	Viacom Inc., Class B Shares *	198,397
46,400	Walt Disney Co.	1,597,552
5,600	World Wrestling Entertainment Inc.	91,280

	Total Media	15,241,219

Specialty Retail — 0.2%
9,700	Charming Shoppes Inc. *	125,615
700	J. Crew Group Inc. *	28,119

	Total Specialty Retail	153,734

	TOTAL CONSUMER DISCRETIONARY	15,394,953

ENERGY — 12.3%
Energy Equipment & Services — 7.1%
7,600	Core Laboratories NV *	637,108
34,150	Grant Prideco Inc. *	1,702,036
74,500	Weatherford International Ltd. *	3,359,950

	Total Energy Equipment & Services	5,699,094

Oil, Gas & Consumable Fuels — 5.2%
96,100	Anadarko Petroleum Corp.	4,130,378

	TOTAL ENERGY	9,829,472

FINANCIALS — 10.1%
Capital Markets — 9.4%
6,000	Cohen & Steers Inc.	258,480
51,100	Lehman Brothers Holdings Inc.	3,580,577
44,800	Merrill Lynch & Co. Inc.	3,658,816

	Total Capital Markets	7,497,873

Diversified Financial Services — 0.3%
4,500	CIT Group Inc.	238,140

Real Estate Management & Development — 0.0%
2	Move Inc. *	9

Thrifts & Mortgage Finance — 0.4%
17,849	New York Community Bancorp Inc.	313,964

	TOTAL FINANCIALS	8,049,986

HEALTH CARE — 29.5%
Biotechnology — 16.8%
6,420	Alkermes Inc. *	99,125
62,400	Amgen Inc. *	3,486,912
79,850	Biogen Idec Inc. *	3,543,743
5,300	Genentech Inc. *	435,236
64,448	Genzyme Corp. *	3,868,169
31,928	ImClone Systems Inc. *	1,301,705
8,200	Isis Pharmaceuticals Inc. *	76,014
866	Micromet Inc. *	2,338
36,146	Millennium Pharmaceuticals Inc. *	410,619
See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH PORTFOLIO
Schedules of Investments (unaudited) (continued)
March 31, 2007

Shares	Security	Value

Biotechnology — 16.8% (continued)
4,800	Nabi Biopharmaceuticals *	$25,488
6,410	Vertex Pharmaceuticals Inc. *	179,736
1,265	ViaCell Inc. *	6,894

	Total Biotechnology	13,435,979

Health Care Equipment & Supplies — 0.3%
3,400	Biosite Inc. *	285,498

Health Care Providers & Services — 4.6%
69,020	UnitedHealth Group Inc.	3,655,989

Life Sciences Tools & Services — 0.0%
4,860	Nanogen Inc. *	6,221

Pharmaceuticals — 7.8%
13,610	BioMimetic Therapeutics Inc. *	225,110
78,080	Forest Laboratories Inc. *	4,016,435
14,100	Johnson & Johnson	849,666
24,900	King Pharmaceuticals Inc. *	489,783
6,442	Teva Pharmaceutical Industries Ltd., ADR	241,124
24,000	Valeant Pharmaceuticals International	414,960

	Total Pharmaceuticals	6,237,078

	TOTAL HEALTH CARE	23,620,765

INDUSTRIALS — 10.1%
Aerospace & Defense — 3.6%
33,100	L-3 Communications Holdings Inc.	2,895,257

Industrial Conglomerates — 4.9%
123,634	Tyco International Ltd.	3,900,653

Machinery — 1.6%
34,000	Pall Corp.	1,292,000

	TOTAL INDUSTRIALS	8,087,910

INFORMATION TECHNOLOGY — 13.4%
Communications Equipment — 2.8%
14,700	C-COR Inc. *	203,742
91,800	Motorola Inc.	1,622,106
18,900	Nokia Oyj, ADR	433,188

	Total Communications Equipment	2,259,036

Computers & Peripherals — 2.1%
3,500	LaserCard Corp. *	41,265
31,500	Quantum Corp. *	85,050
25,600	SanDisk Corp. *	1,121,280
17,819	Seagate Technology	415,183

	Total Computers & Peripherals	1,662,778

Electronic Equipment & Instruments — 0.2%
5,750	Excel Technology Inc. *	157,147

Semiconductors & Semiconductor Equipment — 7.3%
58,050	Broadcom Corp., Class A Shares *	1,861,664
6,500	Cirrus Logic Inc. *	49,790
8,400	Cree Inc. *	138,264
6,700	DSP Group Inc. *	127,300
28,725	Intel Corp.	549,509
207,555	Micron Technology Inc. *	2,507,264
17,700	RF Micro Devices Inc. *	110,271
5,400	Standard Microsystems Corp. *	164,916
17,600	Teradyne Inc. *	291,104

	Total Semiconductors & Semiconductor Equipment	5,800,082

Software — 1.0%
5,800	Advent Software Inc. *	202,246
See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH PORTFOLIO
Schedules of Investments (unaudited) (continued)
March 31, 2007

Shares	Security	Value

Software — 1.0% (continued)
13,800	Autodesk Inc. *	$518,880
3,800	Microsoft Corp.	105,906

	Total Software	827,032

	TOTAL INFORMATION TECHNOLOGY	10,706,075

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $63,216,772)	75,689,161

Face
Amount

SHORT-TERM INVESTMENT — 8.5%
Repurchase Agreement — 8.5%
$6,760,000	Interest in $450,884,000 joint tri-party repurchase agreement dated 3/30/07 with Merrill Lynch, Pierce, Fenner & Smith Inc., 5.300% due 4/2/07; Proceeds at maturity — $6,762,986; (Fully collateralized by various U.S. government agency obligations, 4.875% to 5.625% due 1/31/09 to 6/11/21; Market value — $6,895,250) (Cost — $6,760,000)	6,760,000

	TOTAL INVESTMENTS — 103.2% (Cost — $69,976,772#)	82,449,161
	Liabilities in Excess of Other Assets — (3.2)%	(2,571,402)

	TOTAL NET ASSETS — 100.0%	$79,877,759

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviation used in this schedule:
ADR — American Depositary Receipt
See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE EQUITY INDEX PORTFOLIO
Schedules of Investments (unaudited) (continued)
March 31, 2007

Shares	Security	Value

COMMON STOCKS — 98.6%
CONSUMER DISCRETIONARY — 10.3%
Auto Components — 0.2%
22,669	Goodyear Tire & Rubber Co. *	$707,046
24,883	Johnson Controls Inc.	2,354,430

	Total Auto Components	3,061,476

Automobiles — 0.4%
237,541	Ford Motor Co.	1,874,198
71,461	General Motors Corp.	2,189,565
32,382	Harley-Davidson Inc.	1,902,443

	Total Automobiles	5,966,206

Distributors — 0.1%
21,384	Genuine Parts Co.	1,047,816

Diversified Consumer Services — 0.1%
17,344	Apollo Group Inc., Class A Shares *	761,401
40,699	H&R Block Inc.	856,307

	Total Diversified Consumer Services	1,617,708

Hotels, Restaurants & Leisure — 1.6%
55,697	Carnival Corp.	2,609,961
18,285	Darden Restaurants Inc.	753,159
23,557	Harrah’s Entertainment Inc.	1,989,389
48,591	Hilton Hotels Corp.	1,747,332
42,698	International Game Technology	1,724,145
41,231	Marriott International Inc., Class A Shares	2,018,670
151,511	McDonald’s Corp.	6,825,570
94,541	Starbucks Corp. *	2,964,806
27,049	Starwood Hotels & Resorts Worldwide Inc.	1,754,128
10,926	Wendy’s International Inc.	341,984
23,805	Wyndham Worldwide Corp. *	812,941
33,050	Yum! Brands Inc.	1,908,968

	Total Hotels, Restaurants & Leisure	25,451,053

Household Durables — 0.6%
8,158	Black & Decker Corp.	665,856
14,824	Centex Corp.	619,347
34,437	D.R. Horton Inc.	757,614
19,071	Fortune Brands Inc.	1,503,176
8,183	Harman International Industries Inc.	786,223
9,487	KB HOME	404,810
22,230	Leggett & Platt Inc.	503,954
17,247	Lennar Corp., Class A Shares	727,996
34,809	Newell Rubbermaid Inc.	1,082,212
26,560	Pulte Homes Inc.	702,778
7,342	Snap-on Inc.	353,150
10,357	Stanley Works	573,363
9,874	Whirlpool Corp.	838,401

	Total Household Durables	9,518,880

Internet & Catalog Retail — 0.1%
39,180	Amazon.com Inc. *	1,558,972
27,338	IAC/InterActiveCorp. *	1,030,916

	Total Internet & Catalog Retail	2,589,888

Leisure Equipment & Products — 0.2%
11,428	Brunswick Corp.	363,982
36,454	Eastman Kodak Co.	822,402
20,268	Hasbro Inc.	580,070
49,813	Mattel Inc.	1,373,345

	Total Leisure Equipment & Products	3,139,799

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE EQUITY INDEX PORTFOLIO
Schedules of Investments (unaudited) (continued)
March 31, 2007

Shares	Security	Value

CONSUMER DISCRETIONARY — 10.3% (continued)
Media — 3.4%
92,919	CBS Corp., Class B Shares	$2,842,392
62,830	Clear Channel Communications Inc.	2,201,563
391,542	Comcast Corp., Class A Shares *	10,160,515
97,523	DIRECTV Group Inc. *	2,249,856
8,312	Dow Jones & Co. Inc.	286,515
10,560	E.W. Scripps Co., Class A Shares	471,821
29,563	Gannett Co. Inc.	1,664,101
58,687	Interpublic Group of Cos. Inc. *	722,437
44,684	McGraw-Hill Cos. Inc.	2,809,730
4,889	Meredith Corp.	280,580
17,755	New York Times Co., Class A Shares	417,420
295,376	News Corp., Class A Shares	6,829,093
21,077	Omnicom Group Inc.	2,157,863
480,359	Time Warner Inc.	9,472,679
22,032	Tribune Co.	707,448
87,112	Viacom Inc., Class B Shares *	3,581,174
257,853	Walt Disney Co.	8,877,879

	Total Media	55,733,066

Multiline Retail — 1.2%
13,537	Big Lots Inc. *	423,437
7,788	Dillard’s Inc., Class A Shares	254,901
39,439	Dollar General Corp.	834,135
18,915	Family Dollar Stores Inc.	560,262
66,115	Federated Department Stores Inc.	2,978,481
28,399	J.C. Penney Co. Inc.	2,333,262
40,980	Kohl’s Corp. *	3,139,478
28,846	Nordstrom Inc.	1,527,107
10,453	Sears Holdings Corp. *	1,883,213
108,271	Target Corp.	6,416,139

	Total Multiline Retail	20,350,415

Specialty Retail — 2.0%
11,111	Abercrombie & Fitch Co., Class A Shares	840,880
18,936	AutoNation Inc. *	402,201
6,243	AutoZone Inc. *	799,978
35,673	Bed Bath & Beyond Inc. *	1,432,984
50,684	Best Buy Co. Inc.	2,469,325
17,859	Circuit City Stores Inc.	330,927
66,434	Gap Inc.	1,143,329
256,934	Home Depot Inc.	9,439,755
43,373	Limited Brands Inc.	1,130,300
191,710	Lowe’s Cos. Inc.	6,036,948
35,092	Office Depot Inc. *	1,233,133
9,318	OfficeMax Inc.	491,431
17,155	RadioShack Corp.	463,700
14,054	Sherwin-Williams Co.	928,126
90,215	Staples Inc.	2,331,156
17,010	Tiffany & Co.	773,615
57,401	TJX Cos. Inc.	1,547,531

	Total Specialty Retail	31,795,319

Textiles, Apparel & Luxury Goods — 0.4%
46,175	Coach Inc. *	2,311,059
13,683	Jones Apparel Group Inc.	420,479
13,030	Liz Claiborne Inc.	558,336
23,794	NIKE Inc., Class B Shares	2,528,350
7,688	Polo Ralph Lauren Corp.	677,697
11,312	V.F. Corp.	934,597

	Total Textiles, Apparel & Luxury Goods	7,430,518

	TOTAL CONSUMER DISCRETIONARY	167,702,144

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE EQUITY INDEX PORTFOLIO
Schedules of Investments (unaudited) (continued)
March 31, 2007

Shares	Security	Value

CONSUMER STAPLES — 9.4%
Beverages — 2.0%
95,859	Anheuser-Busch Cos. Inc.	$4,837,045
9,949	Brown-Forman Corp., Class B Shares	652,256
253,589	Coca-Cola Co.	12,172,272
34,866	Coca-Cola Enterprises Inc.	706,037
26,506	Constellation Brands Inc., Class A Shares *	561,397
5,918	Molson Coors Brewing Co., Class B Shares	559,961
16,492	Pepsi Bottling Group Inc.	525,930
206,185	PepsiCo Inc.	13,105,119

	Total Beverages	33,120,017

Food & Staples Retailing — 2.4%
56,934	Costco Wholesale Corp.	3,065,327
193,845	CVS Corp.	6,617,868
88,731	Kroger Co.	2,506,651
55,503	Safeway Inc.	2,033,630
26,242	SUPERVALU Inc.	1,025,275
77,579	Sysco Corp.	2,624,498
309,590	Wal-Mart Stores Inc.	14,535,250
125,998	Walgreen Co.	5,782,048
17,485	Whole Foods Market Inc.	784,202

	Total Food & Staples Retailing	38,974,749

Food Products — 1.1%
82,213	Archer-Daniels-Midland Co.	3,017,217
27,205	Campbell Soup Co.	1,059,635
63,598	ConAgra Foods Inc.	1,584,226
16,084	Dean Foods Co. *	751,766
43,620	General Mills Inc.	2,539,556
41,135	H.J. Heinz Co.	1,938,281
21,749	Hershey Co.	1,188,800
31,316	Kellogg Co.	1,610,582
16,361	McCormick & Co. Inc., Non Voting Shares	630,226
92,349	Sara Lee Corp.	1,562,545
31,933	Tyson Foods Inc., Class A Shares	619,820
27,338	Wm. Wrigley Jr. Co.	1,392,324

	Total Food Products	17,894,978

Household Products — 2.1%
19,019	Clorox Co.	1,211,320
64,586	Colgate-Palmolive Co.	4,313,699
57,343	Kimberly-Clark Corp.	3,927,422
396,818	Procter & Gamble Co.	25,063,025

	Total Household Products	34,515,466

Personal Products — 0.2%
55,759	Avon Products Inc.	2,077,580
14,649	Estee Lauder Cos. Inc., Class A Shares	715,604

	Total Personal Products	2,793,184

Tobacco — 1.6%
264,202	Altria Group Inc.	23,199,578
21,628	Reynolds American Inc.	1,349,803
20,369	UST Inc.	1,180,995

	Total Tobacco	25,730,376

	TOTAL CONSUMER STAPLES	153,028,770

ENERGY — 10.0%
Energy Equipment & Services — 1.9%
40,075	Baker Hughes Inc.	2,650,160
36,703	BJ Services Co.	1,024,014
See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE EQUITY INDEX PORTFOLIO
Schedules of Investments (unaudited) (continued)
March 31, 2007

Shares	Security	Value

Energy Equipment & Services — 1.9% (continued)
19,236	ENSCO International Inc.	$1,046,438
125,820	Halliburton Co.	3,993,527
35,017	Nabors Industries Ltd. *	1,038,954
22,075	National-Oilwell Varco Inc. *	1,717,214
17,017	Noble Corp.	1,338,897
13,975	Rowan Cos. Inc.	453,768
148,206	Schlumberger Ltd.	10,241,035
25,094	Smith International Inc.	1,205,767
36,938	Transocean Inc. *	3,017,835
42,560	Weatherford International Ltd. *	1,919,456

	Total Energy Equipment & Services	29,647,065

Oil, Gas & Consumable Fuels — 8.1%
58,002	Anadarko Petroleum Corp.	2,492,926
41,574	Apache Corp.	2,939,282
51,667	Chesapeake Energy Corp.	1,595,477
272,569	Chevron Corp.	20,159,203
206,729	ConocoPhillips	14,129,927
22,761	CONSOL Energy Inc.	890,638
55,955	Devon Energy Corp.	3,873,205
87,340	El Paso Corp.	1,263,810
30,718	EOG Resources Inc.	2,191,422
715,966	Exxon Mobil Corp. (a)	54,019,635
34,015	Hess Corp.	1,886,812
13,539	Kinder Morgan Inc.	1,441,226
43,542	Marathon Oil Corp.	4,303,256
23,623	Murphy Oil Corp.	1,261,468
105,570	Occidental Petroleum Corp.	5,205,657
32,972	Peabody Energy Corp.	1,326,793
79,040	Spectra Energy Corp.	2,076,381
15,171	Sunoco Inc.	1,068,645
76,055	Valero Energy Corp.	4,904,787
74,767	Williams Cos. Inc.	2,127,869
46,041	XTO Energy Inc.	2,523,507

	Total Oil, Gas & Consumable Fuels	131,681,926

	TOTAL ENERGY	161,328,991

FINANCIALS — 21.3%
Capital Markets — 3.6%
30,059	Ameriprise Financial Inc.	1,717,571
95,493	Bank of New York Co. Inc.	3,872,241
15,078	Bear Stearns Cos. Inc.	2,266,977
128,864	Charles Schwab Corp.	2,356,923
53,546	E*TRADE Financial Corp. *	1,136,246
11,208	Federated Investors Inc., Class B Shares	411,558
21,076	Franklin Resources Inc.	2,546,613
51,787	Goldman Sachs Group Inc.	10,700,748
23,673	Janus Capital Group Inc.	495,002
16,556	Legg Mason Inc.	1,559,741
66,232	Lehman Brothers Holdings Inc.	4,640,876
52,627	Mellon Financial Corp.	2,270,329
111,379	Merrill Lynch & Co. Inc.	9,096,323
133,874	Morgan Stanley	10,543,916
23,772	Northern Trust Corp.	1,429,648
41,885	State Street Corp.	2,712,054
33,205	T. Rowe Price Group Inc.	1,566,944

	Total Capital Markets	59,323,710

Commercial Banks — 4.0%
68,216	BB&T Corp.	2,798,220
19,861	Comerica Inc.	1,174,182
23,504	Commerce Bancorp Inc.	784,564
16,507	Compass Bancshares Inc.	1,135,682
See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE EQUITY INDEX PORTFOLIO
Schedules of Investments (unaudited) (continued)
March 31, 2007

Shares	Security	Value

Commercial Banks — 4.0% (continued)
70,088	Fifth Third Bancorp.	$2,711,705
15,779	First Horizon National Corp.	655,302
29,782	Huntington Bancshares Inc.	650,737
50,005	KeyCorp	1,873,687
9,771	M&T Bank Corp.	1,131,775
32,130	Marshall & Ilsley Corp.	1,487,940
74,874	National City Corp.	2,789,056
43,537	PNC Financial Services Group Inc.	3,133,358
92,176	Regions Financial Corp.	3,260,265
44,849	SunTrust Banks Inc.	3,724,261
40,911	Synovus Financial Corp.	1,323,062
223,258	U.S. Bancorp	7,807,332
239,882	Wachovia Corp.	13,205,504
426,581	Wells Fargo & Co.	14,687,184
13,883	Zions Bancorporation	1,173,391

	Total Commercial Banks	65,507,207

Consumer Finance — 0.9%
150,109	American Express Co.	8,466,147
51,691	Capital One Financial Corp.	3,900,603
51,832	SLM Corp.	2,119,929

	Total Consumer Finance	14,486,679

Diversified Financial Services — 5.5%
562,153	Bank of America Corp.	28,681,046
4,387	Chicago Mercantile Exchange Holdings Inc., Class A Shares	2,335,902
24,361	CIT Group Inc.	1,289,184
616,512	Citigroup Inc.	31,651,726
437,275	JPMorgan Chase & Co.	21,155,364
29,527	Moody’s Corp.	1,832,446
33,487	Principal Financial Group Inc.	2,004,867

	Total Diversified Financial Services	88,950,535

Insurance — 4.6%
41,133	ACE Ltd.	2,347,049
61,823	AFLAC Inc.	2,909,390
77,895	Allstate Corp.	4,678,374
12,918	Ambac Financial Group Inc.	1,115,986
327,127	American International Group Inc.	21,989,477
37,564	Aon Corp.	1,425,929
51,438	Chubb Corp.	2,657,802
21,913	Cincinnati Financial Corp.	929,111
55,265	Genworth Financial Inc., Class A Shares	1,930,959
40,383	Hartford Financial Services Group Inc.	3,859,807
34,704	Lincoln National Corp.	2,352,584
56,808	Loews Corp.	2,580,788
69,789	Marsh & McLennan Cos. Inc.	2,044,120
16,893	MBIA Inc.	1,106,323
94,564	MetLife Inc.	5,971,717
93,726	Progressive Corp.	2,045,101
59,044	Prudential Financial Inc.	5,329,312
13,284	SAFECO Corp.	882,456
12,336	Torchmark Corp.	809,118
84,743	Travelers Cos. Inc.	4,387,145
43,039	UnumProvident Corp.	991,188
22,997	XL Capital Ltd., Class A Shares	1,608,870

	Total Insurance	73,952,606

Real Estate Investment Trusts (REITs) — 1.3%
12,214	Apartment Investment & Management Co., Class A Shares	704,626
27,496	Archstone-Smith Trust	1,492,483
9,870	Avalonbay Communities Inc.	1,283,100
14,974	Boston Properties Inc.	1,757,948
See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE EQUITY INDEX PORTFOLIO
Schedules of Investments (unaudited) (continued)
March 31, 2007

Shares	Security	Value

Real Estate Investment Trusts (REITs) — 1.3% (continued)
23,263	CB Richard Ellis Group Inc., Class A Shares *	$795,129
16,001	Developers Diversified Realty Corp.	1,006,463
36,818	Equity Residential	1,775,732
65,550	Host Hotels & Resorts Inc.	1,724,620
28,451	Kimco Realty Corp.	1,386,702
22,273	Plum Creek Timber Co. Inc.	878,002
32,324	ProLogis	2,098,797
15,445	Public Storage Inc.	1,462,178
27,897	Simon Property Group Inc.	3,103,541
16,414	Vornado Realty Trust	1,958,847

	Total Real Estate Investment Trusts (REITs)	21,428,168

Real Estate Management & Development — 0.1%
27,523	Realogy Corp. *	814,956

Thrifts & Mortgage Finance — 1.3%
74,255	Countrywide Financial Corp.	2,497,938
121,492	Fannie Mae	6,631,034
87,245	Freddie Mac	5,190,205
62,243	Hudson City Bancorp Inc.	851,484
10,263	MGIC Investment Corp.	604,696
45,461	Sovereign Bancorp Inc.	1,156,528
111,924	Washington Mutual Inc.	4,519,491

	Total Thrifts & Mortgage Finance	21,451,376

	TOTAL FINANCIALS	345,915,237

HEALTH CARE — 11.7%
Biotechnology — 1.3%
146,976	Amgen Inc. *	8,213,019
23,295	Applera Corp. — Applied Biosystems Group	688,833
42,832	Biogen Idec Inc. *	1,900,884
47,532	Celgene Corp. *	2,493,529
32,969	Genzyme Corp. *	1,978,799
58,498	Gilead Sciences Inc. *	4,475,097
29,977	MedImmune Inc. *	1,090,863

	Total Biotechnology	20,841,024

Health Care Equipment & Supplies — 1.9%
6,762	Bausch & Lomb Inc.	345,944
81,807	Baxter International Inc.	4,308,775
30,849	Becton, Dickinson & Co.	2,371,980
31,015	Biomet Inc.	1,317,827
148,028	Boston Scientific Corp. *	2,152,327
13,032	C.R. Bard Inc.	1,036,174
19,506	Hospira Inc. *	797,795
144,975	Medtronic Inc.	7,112,474
6,830	Millipore Corp. *	494,970
43,205	St. Jude Medical Inc. *	1,624,940
37,537	Stryker Corp.	2,489,454
53,726	Thermo Fisher Scientific Inc. *	2,511,691
15,964	Varian Medical Systems Inc. *	761,323
12,816	Waters Corp. *	743,328
29,952	Zimmer Holdings Inc. *	2,558,200

	Total Health Care Equipment & Supplies	30,627,202

Health Care Providers & Services — 2.3%
64,443	Aetna Inc.	2,821,959
23,787	AmerisourceBergen Corp.	1,254,764
50,395	Cardinal Health Inc.	3,676,315
12,369	CIGNA Corp.	1,764,562
20,128	Coventry Health Care Inc. *	1,128,174
17,164	Express Scripts Inc. *	1,385,478
20,931	Humana Inc. *	1,214,417
24,802	IMS Health Inc.	735,627
See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE EQUITY INDEX PORTFOLIO
Schedules of Investments (unaudited) (continued)
March 31, 2007

Shares	Security	Value

Health Care Providers & Services — 2.3% (continued)
15,310	Laboratory Corp. of America Holdings *	$1,111,965
9,219	Manor Care Inc.	501,145
37,365	McKesson Corp.	2,187,347
36,264	Medco Health Solutions Inc. *	2,630,228
17,587	Patterson Cos. Inc. *	624,163
20,075	Quest Diagnostics Inc.	1,001,140
60,043	Tenet Healthcare Corp. *	386,077
170,315	UnitedHealth Group Inc.	9,021,586
77,101	WellPoint Inc. *	6,252,891

	Total Health Care Providers & Services	37,697,838

Life Sciences Tools & Services — 0.0%
15,380	PerkinElmer Inc.	372,503

Pharmaceuticals — 6.2%
194,264	Abbott Laboratories	10,839,931
19,432	Allergan Inc.	2,153,454
13,427	Barr Pharmaceuticals Inc. *	622,341
254,242	Bristol-Myers Squibb Co.	7,057,758
124,208	Eli Lilly & Co.	6,671,212
40,017	Forest Laboratories Inc. *	2,058,474
364,348	Johnson & Johnson	21,955,611
30,834	King Pharmaceuticals Inc. *	606,505
272,748	Merck & Co. Inc.	12,047,279
30,761	Mylan Laboratories Inc.	650,288
892,203	Pfizer Inc.	22,537,048
187,299	Schering-Plough Corp.	4,777,998
12,947	Watson Pharmaceuticals Inc. *	342,189
169,642	Wyeth	8,487,189

	Total Pharmaceuticals	100,807,277

	TOTAL HEALTH CARE	190,345,844

INDUSTRIALS — 10.8%
Aerospace & Defense — 2.5%
99,364	Boeing Co.	8,834,453
51,079	General Dynamics Corp.	3,902,436
15,925	Goodrich Corp.	819,819
100,855	Honeywell International Inc.	4,645,381
15,814	L-3 Communications Holdings Inc.	1,383,251
44,793	Lockheed Martin Corp.	4,345,817
44,096	Northrop Grumman Corp.	3,272,805
56,173	Raytheon Co.	2,946,835
21,390	Rockwell Collins Inc.	1,431,633
125,364	United Technologies Corp.	8,148,660

	Total Aerospace & Defense	39,731,090

Air Freight & Logistics — 0.9%
21,682	C.H. Robinson Worldwide Inc.	1,035,316
38,623	FedEx Corp.	4,149,269
7,691	Ryder System Inc.	379,474
134,145	United Parcel Service Inc., Class B Shares	9,403,564

	Total Air Freight & Logistics	14,967,623

Airlines — 0.1%
100,217	Southwest Airlines Co.	1,473,190

Building Products — 0.2%
22,053	American Standard Cos. Inc.	1,169,250
48,744	Masco Corp.	1,335,586

	Total Building Products	2,504,836

Commercial Services & Supplies — 0.5%
32,000	Allied Waste Industries Inc. *	402,880
11,512	Avery Dennison Corp.	739,761
See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE EQUITY INDEX PORTFOLIO
Schedules of Investments (unaudited) (continued)
March 31, 2007

Shares	Security	Value

Commercial Services & Supplies — 0.5% (continued)
17,097	Cintas Corp.	$617,202
15,792	Equifax Inc.	575,618
16,175	Monster Worldwide Inc. *	766,210
27,705	Pitney Bowes Inc.	1,257,530
27,476	R.R. Donnelley & Sons Co.	1,005,347
21,418	Robert Half International Inc.	792,680
67,282	Waste Management Inc.	2,315,173

	Total Commercial Services & Supplies	8,472,401

Construction & Engineering — 0.1%
11,181	Fluor Corp.	1,003,159

Electrical Equipment — 0.4%
22,995	Cooper Industries Ltd., Class A Shares	1,034,545
100,422	Emerson Electric Co.	4,327,184
20,848	Rockwell Automation Inc.	1,248,170

	Total Electrical Equipment	6,609,899

Industrial Conglomerates — 3.8%
92,392	3M Co.	7,061,520
1,294,587	General Electric Co.	45,776,596
15,902	Textron Inc.	1,428,000
248,922	Tyco International Ltd.	7,853,489

	Total Industrial Conglomerates	62,119,605

Machinery — 1.6%
81,087	Caterpillar Inc.	5,435,262
6,659	Cummins Inc.	963,690
30,111	Danaher Corp.	2,151,431
28,434	Deere & Co.	3,089,070
25,735	Dover Corp.	1,256,125
18,483	Eaton Corp.	1,544,439
52,061	Illinois Tool Works Inc.	2,686,348
38,951	Ingersoll-Rand Co., Ltd., Class A Shares	1,689,305
22,968	ITT Industries Inc.	1,385,430
31,255	PACCAR Inc.	2,294,117
15,622	Pall Corp.	593,636
14,586	Parker Hannifin Corp.	1,258,918
13,061	Terex Corp. *	937,257

	Total Machinery	25,285,028

Road & Rail — 0.7%
45,228	Burlington Northern Santa Fe Corp.	3,637,688
55,183	CSX Corp.	2,210,079
49,637	Norfolk Southern Corp.	2,511,632
34,087	Union Pacific Corp.	3,461,535

	Total Road & Rail	11,820,934

Trading Companies & Distributors — 0.0%
9,032	W. W. Grainger Inc.	697,632

	TOTAL INDUSTRIALS	174,685,397

INFORMATION TECHNOLOGY — 14.7%
Communications Equipment — 2.6%
14,800	ADC Telecommunications Inc. *	247,752
56,669	Avaya Inc. *	669,261
10,667	Ciena Corp. *	298,143
760,406	Cisco Systems Inc. *	19,413,165
197,860	Corning Inc. *	4,499,336
26,473	JDS Uniphase Corp. *	403,184
71,664	Juniper Networks Inc. *	1,410,348
300,276	Motorola Inc.	5,305,877
208,546	QUALCOMM Inc.	8,896,572
See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE EQUITY INDEX PORTFOLIO
Schedules of Investments (unaudited) (continued)
March 31, 2007

Shares	Security	Value

Communications Equipment — 2.6% (continued)
55,495	Tellabs Inc. *	$549,400

	Total Communications Equipment	41,693,038

Computers & Peripherals — 3.7%
108,127	Apple Inc. *	10,046,080
285,984	Dell Inc. *	6,637,689
266,218	EMC Corp. *	3,687,119
336,950	Hewlett-Packard Co.	13,525,173
189,960	International Business Machines Corp.	17,905,630
12,207	Lexmark International Inc., Class A Shares *	713,621
22,627	NCR Corp. *	1,080,892
46,881	Network Appliance Inc. *	1,712,094
19,702	QLogic Corp. *	334,934
28,538	SanDisk Corp. *	1,249,964
453,314	Sun Microsystems Inc. *	2,724,417

	Total Computers & Peripherals	59,617,613

Electronic Equipment & Instruments — 0.2%
51,020	Agilent Technologies Inc. *	1,718,864
23,126	Jabil Circuit Inc.	495,128
18,076	Molex Inc.	509,743
67,962	Sanmina-SCI Corp. *	246,022
113,664	Solectron Corp. *	358,042
10,052	Tektronix Inc.	283,064

	Total Electronic Equipment & Instruments	3,610,863

Internet Software & Services — 1.4%
142,891	eBay Inc. *	4,736,837
27,403	Google Inc., Class A Shares *	12,554,958
30,763	VeriSign Inc. *	772,767
153,947	Yahoo! Inc. *	4,817,002

	Total Internet Software & Services	22,881,564

IT Services — 1.2%
12,412	Affiliated Computer Services Inc., Class A Shares *	730,819
69,059	Automatic Data Processing Inc.	3,342,456
18,003	Cognizant Technology Solutions Corp., Class A Shares *	1,589,125
21,650	Computer Sciences Corp. *	1,128,614
17,193	Convergys Corp. *	436,874
64,918	Electronic Data Systems Corp.	1,796,930
20,361	Fidelity National Information Services Inc.	925,611
94,797	First Data Corp.	2,550,039
21,325	Fiserv Inc. *	1,131,504
42,473	Paychex Inc.	1,608,453
16,923	Sabre Holdings Corp., Class A Shares	554,228
43,469	Unisys Corp. *	366,444
96,680	Western Union Co.	2,122,126

	Total IT Services	18,283,223

Office Electronics — 0.1%
118,565	Xerox Corp. *	2,002,563

Semiconductors & Semiconductor Equipment — 2.3%
69,803	Advanced Micro Devices Inc. *	911,627
44,743	Altera Corp.	894,413
42,101	Analog Devices Inc.	1,452,063
175,773	Applied Materials Inc.	3,220,161
59,221	Broadcom Corp., Class A Shares *	1,899,217
726,033	Intel Corp.	13,889,011
25,249	KLA-Tencor Corp.	1,346,277
37,608	Linear Technology Corp.	1,188,037
50,562	LSI Logic Corp. *	527,867
40,143	Maxim Integrated Products Inc.	1,180,204
94,667	Micron Technology Inc. *	1,143,577
See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE EQUITY INDEX PORTFOLIO
Schedules of Investments (unaudited) (continued)
March 31, 2007

Shares	Security	Value

Semiconductors & Semiconductor Equipment — 2.3% (continued)
35,426	National Semiconductor Corp.	$855,184
15,679	Novellus Systems Inc. *	502,042
44,369	NVIDIA Corp. *	1,276,940
26,265	PMC-Sierra Inc. *	184,118
23,922	Teradyne Inc. *	395,670
181,719	Texas Instruments Inc.	5,469,742
41,481	Xilinx Inc.	1,067,306

	Total Semiconductors & Semiconductor Equipment	37,403,456

Software — 3.2%
74,083	Adobe Systems Inc. *	3,089,261
29,235	Autodesk Inc. *	1,099,236
25,939	BMC Software Inc. *	798,662
51,630	CA Inc.	1,337,733
22,722	Citrix Systems Inc. *	727,786
41,375	Compuware Corp. *	392,649
39,033	Electronic Arts Inc. *	1,965,702
42,950	Intuit Inc. *	1,175,112
1,084,860	Microsoft Corp.	30,235,048
43,259	Novell Inc. *	312,330
502,355	Oracle Corp. *	9,107,696
116,398	Symantec Corp. *	2,013,685

	Total Software	52,254,900

	TOTAL INFORMATION TECHNOLOGY	237,747,220

MATERIALS — 3.0%
Chemicals — 1.5%
27,260	Air Products & Chemicals Inc.	2,016,150
6,945	Ashland Inc.	455,592
120,754	Dow Chemical Co.	5,537,778
116,342	E.I. du Pont de Nemours & Co.	5,750,785
10,517	Eastman Chemical Co.	666,042
22,067	Ecolab Inc.	948,881
14,384	Hercules Inc. *	281,063
9,775	International Flavors & Fragrances Inc.	461,575
68,424	Monsanto Co.	3,760,583
20,686	PPG Industries Inc.	1,454,433
40,333	Praxair Inc.	2,539,366
17,703	Rohm & Haas Co.	915,599
16,621	Sigma-Aldrich Corp.	690,104

	Total Chemicals	25,477,951

Construction Materials — 0.1%
11,961	Vulcan Materials Co.	1,393,217

Containers & Packaging — 0.2%
12,908	Ball Corp.	591,832
13,076	Bemis Co. Inc.	436,608
16,625	Pactiv Corp. *	560,927
20,293	Sealed Air Corp.	641,259
13,303	Temple-Inland Inc.	794,721

	Total Containers & Packaging	3,025,347

Metals & Mining — 0.9%
109,470	Alcoa Inc.	3,711,033
12,768	Allegheny Technologies Inc.	1,362,218
47,432	Freeport-McMoRan Copper & Gold Inc., Class B Shares	3,139,511
56,772	Newmont Mining Corp.	2,383,856
37,406	Nucor Corp.	2,436,253
14,922	United States Steel Corp.	1,479,815

	Total Metals & Mining	14,512,686

Paper & Forest Products — 0.3%
57,016	International Paper Co.	2,075,383
See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE EQUITY INDEX PORTFOLIO
Schedules of Investments (unaudited) (continued)
March 31, 2007

Shares	Security	Value

Paper & Forest Products — 0.3% (continued)
22,929	MeadWestvaco Corp.	$707,130
26,577	Weyerhaeuser Co.	1,986,365

	Total Paper & Forest Products	4,768,878

	TOTAL MATERIALS	49,178,079

TELECOMMUNICATION SERVICES — 3.7%
Diversified Telecommunication Services — 3.1%
785,127	AT&T Inc.	30,957,558
14,081	CenturyTel Inc.	636,320
42,669	Citizens Communications Co.	637,902
19,027	Embarq Corp.	1,072,171
197,296	Qwest Communications International Inc. *	1,773,691
366,323	Verizon Communications Inc.	13,890,968
60,610	Windstream Corp.	890,361

	Total Diversified Telecommunication Services	49,858,971

Wireless Telecommunication Services — 0.6%
45,351	ALLTEL Corp.	2,811,762
365,411	Sprint Nextel Corp.	6,928,193

	Total Wireless Telecommunication Services	9,739,955

	TOTAL TELECOMMUNICATION SERVICES	59,598,926

UTILITIES — 3.7%
Electric Utilities — 1.9%
20,801	Allegheny Energy Inc. *	1,022,161
49,785	American Electric Power Co. Inc.	2,427,019
158,462	Duke Energy Corp.	3,215,194
41,068	Edison International	2,017,671
24,939	Entergy Corp.	2,616,600
84,369	Exelon Corp.	5,796,994
40,186	FirstEnergy Corp.	2,661,921
51,062	FPL Group Inc.	3,123,462
9,458	Integrys Energy Group Inc.	525,014
12,560	Pinnacle West Capital Corp.	606,020
48,426	PPL Corp.	1,980,623
32,273	Progress Energy Inc.	1,627,850
94,284	Southern Co.	3,455,509

	Total Electric Utilities	31,076,038

Gas Utilities — 0.1%
5,642	Nicor Inc.	273,186
10,845	Questar Corp.	967,482

	Total Gas Utilities	1,240,668

Independent Power Producers & Energy Traders — 0.5%
82,855	AES Corp. *	1,783,040
22,677	Constellation Energy Group Inc.	1,971,765
47,286	Dynegy Inc., Class A Shares *	437,868
57,688	TXU Corp.	3,697,801

	Total Independent Power Producers & Energy Traders	7,890,474

Multi-Utilities — 1.2%
25,781	Ameren Corp.	1,296,784
40,518	CenterPoint Energy Inc.	726,893
28,048	CMS Energy Corp.	499,254
32,509	Consolidated Edison Inc.	1,659,910
43,923	Dominion Resources Inc.	3,899,045
22,332	DTE Energy Co.	1,069,703
22,074	KeySpan Corp.	908,345
34,516	NiSource Inc.	843,571
43,964	PG&E Corp.	2,122,142
32,002	Public Service Enterprise Group Inc.	2,657,446
See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE EQUITY INDEX PORTFOLIO
Schedules of Investments (unaudited) (continued)
March 31, 2007

Shares	Security	Value

Multi-Utilities — 1.2% (continued)
33,021	Sempra Energy	$2,014,611
26,437	TECO Energy Inc.	454,981
51,087	Xcel Energy Inc.	1,261,339

	Total Multi-Utilities	19,414,024

	TOTAL UTILITIES	59,621,204

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $1,317,506,246)	1,599,151,812

Face
Amount

SHORT-TERM INVESTMENTS — 1.4%
U.S. Government Obligations — 0.1%
	U.S. Treasury Bills:
$630,000	4.931% due 6/14/07 (b)(c)	623,766
590,000	4.972% due 6/14/07 (b)(c)	584,161

	Total U.S. Government Obligations (Cost — $1,207,898)	1,207,927

Repurchase Agreement — 1.3%
21,137,000	Interest in $450,884,000 joint tri-party repurchase agreement dated 3/30/07 with Merrill Lynch, Pierce, Fenner & Smith Inc., 5.300% due 4/2/07; Proceeds at maturity — $21,146,336; (Fully collateralized by U.S. Treasury obligations, 4.875% to 5.625% due 1/31/09 to 6/11/21; Market value — $21,559,895) (Cost — $21,137,000)	21,137,000

	TOTAL SHORT-TERM INVESTMENTS	22,344,927
	(Cost — $22,344,898)

	TOTAL INVESTMENTS — 100.0% (Cost — $1,339,851,144#)	1,621,496,739
	Liabilities in Excess of Other Assets — 0.0%	(379,545)

	TOTAL NET ASSETS — 100.0%	$1,621,117,194

*	Non-income producing security.

(a)	All or a portion of this security is segregated for open futures contracts.

(b)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(c)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedules of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Equity Index Portfolio (“Equity Index Portfolio”) and Legg Mason Partners Variable Aggressive Growth Portfolio (“Aggressive Growth Portfolio”) (each the “Fund” and collectively the “Funds”) are separate diversified investment funds of Legg Mason Partners Variable Portfolios II (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Effective as of close of business, April 27, 2007, the Aggressive Growth Portfolio’s assets were acquired, and its liabilities assumed by the Legg Mason Partners Variable Equity Trust — Legg Mason Partners Variable Aggressive Growth Portfolio (formerly know as Legg Mason Partners Variable Portfolios III — Legg Mason Partners Variable Aggressive Growth Portfolio) (the “Acquiring Fund”), in exchange for shares of the Acquiring Fund. The Aggressive Growth Portfolio was liquidated and shares of the Acquiring Fund were distributed to Aggressive Growth Portfolio’s shareholders. The Funds are separate diversified series of Legg Mason Partners Variable Equity Trust (the “New Trust”). The New Trust, a Maryland business trust, is registered under the 1940 Act, as an open-end management investment company.
The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
(c) Financial Futures Contracts. Certain Funds may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the funds are required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the funds each day, depending on the daily fluctuation in the value of the underlying financial instruments. The funds recognize an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the funds’ basis in the contracts.
The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the funds could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(e) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At March 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation

Equity Index Portfolio	388,927,454	(107,281,859)	281,645,595
Aggressive Growth Portfolio	15,753,945	(3,281,556)	12,472,389
At March 31, 2007, the Equity Index Portfolio had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Loss

Contracts to Buy:
S&P 500 Index	60	6/07	$21,614,185	$21,468,000	$(146,185)

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Variable Equity Trust

By	/s/ R. Jay Gerken

R. Jay Gerken Chief Executive Officer
Date: May 29, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken Chief Executive Officer
Date: May 29, 2007

By:	/s/ Kaprel Ozsolak

Kaprel Ozsolak Chief Financial Officer
Date: May 29, 2007